Other Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Liabilities [Line Items]
Accrued liabilities for product warranty, excluding current portion	¥ 89,738	¥ 98,042
Pension and other postretirement benefits	574,258	542,917
Deferred income taxes	526,299	472,378
Other	247,414	263,193
Other liabilities (notes 4, 10, 11 and 13)	¥ 1,437,709	¥ 1,376,530